Net Earnings (Loss) Per Share (Details) - Schedule of earnings per share basic and diluted - Class A Common Stock [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Net Earnings (Loss) Per Share (Details) - Schedule of earnings per share basic and diluted [Line Items]
Net income (loss) attributable to Class A Common Stock (in Dollars)	$ 21,950		$ 3,523		$ (5,153)
Class A Common Stock
Average number of shares outstanding – basic	80,523		73,489		56,466
Average number of shares outstanding – diluted	83,445		76,204		56,466
Net income (loss) per share of Class A Common Stock
Basic and diluted (in Dollars per share)					$ (0.09)